UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21682

BB&T Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Variable Insurance Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code:     800-228-1872

Date of fiscal year end:     December 31

Date of reporting period:     March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Schedules of Investments are attached herewith.

BB&T Large Cap VIF

Schedule of Portfolio Investments March 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (91.8%)

	Consumer Discretionary (11.9%)
76,817	Comcast Corp., Class A	$1,047,784
85,345	KB Home(b)	1,124,847
5,045	McDonald’s Corp.	275,306
18,708	Target Corp.	643,368
12,858	Tiffany & Co.	277,218

		3,368,523

	Consumer Staples (16.2%)
21,749	Clorox Co. (The)	1,119,639
12,667	Costco Wholesale Corp.	586,735
23,088	Kraft Foods, Inc., Class A	514,631
12,699	Kroger Co. (The)	269,473
13,442	Procter & Gamble Co. (The)	632,984
28,113	Wal-Mart Stores, Inc.	1,464,687

		4,588,149

	Energy (10.3%)
19,323	ConocoPhillips	756,689
4,420	EOG Resources, Inc.	242,039
23,864	Exxon Mobil Corp.	1,625,139
5,276	Occidental Petroleum Corp.	293,610

		2,917,477

	Financials (15.2%)
549	Berkshire Hathaway, Inc. Class B(a)	1,548,180
43,195	JPMorgan Chase & Co.	1,148,123
14,655	Loews Corp.	323,876
5,216	Northern Trust Corp.	312,021
12,136	T. Rowe Price Group, Inc.	350,245
45,495	Wells Fargo & Co.	647,849

		4,330,294

	Health Care (17.7%)
9,717	Eli Lilly & Co.	324,645
28,032	Johnson & Johnson	1,474,483
10,160	Medco Health Solutions, Inc.(a)	420,014
32,563	Medtronic, Inc.	959,632
46,771	Merck & Co., Inc.	1,251,124
44,374	Pfizer, Inc.	604,374

		5,034,272

	Industrials (1.5%)
45,251	Terex Corp.(a)	418,572

	Information Technology (19.0%)
54,403	Cisco Systems, Inc.(a)	912,338
48,241	eBay, Inc.(a)	605,907
2,829	Google, Inc., Class A(a)	984,662
56,649	Intel Corp.	852,568
53,366	Microsoft Corp.	980,333

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — (continued)
26,975	QUALCOMM, Inc.	$ 1,049,597

		5,385,405

	Total Common Stocks (Cost $31,401,437)	26,042,692

Contracts
PUT OPTIONS PURCHASED (0.3%)

	Financials (0.3%)
154	Wells Fargo & Co., Strike Price $20.00, Expiration Date 04/18/09	92,246

	Total Put Options Purchased (Cost $95,942)	92,246

Shares
EXCHANGE TRADED FUNDS (2.9%)

31,124	Industrial Select Sector SPDR Fund	573,615
2,809	SPDR Gold Trust(a)	253,597

	Total Exchange Traded Funds (Cost $823,655)	827,212

INVESTMENT COMPANY (5.0%)

1,404,231	Federated Treasury Obligations Fund, Institutional Shares	1,404,231

	Total Investment Company (Cost $1,404,231)	1,404,231

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.2%)

$87,000	Pool of Various Securities(h)	60,776

	Total Securities Held as Collateral for Securities on Loan (Cost $87,000)	60,776

Total Investments — 100.2% (Cost $33,812,265)		28,427,157
Net Other Assets (Liabilities) — (0.2)%		(63,849)

NET ASSETS — 100.0%		$28,363,308

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Mid Cap Growth VIF

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (93.0%)

	Consumer Discretionary (15.6%)
2,620	Amazon.com, Inc.(a)	$ 192,413
4,140	Best Buy Co., Inc.	157,154
8,415	Burger King Holdings, Inc.	193,124
14,470	Cheesecake Factory (The)(a)	165,682
4,950	Darden Restaurants, Inc.	169,587
2,155	DeVry, Inc.	103,828
8,170	GameStop Corp., Class A(a)	228,923
7,235	P.F. Chang’s China Bistro, Inc.(a)	165,537
5,420	Polo Ralph Lauren Corp.	228,995

		1,605,243

	Consumer Staples (3.0%)
1,805	Chattem, Inc.(a)	101,170
12,195	Whole Foods Market, Inc.(b)	204,876

		306,046

	Energy (10.3%)
9,365	Alpha Natural Resources, Inc.(a)	166,229
3,165	Anadarko Petroleum Corp.	123,087
2,645	Core Laboratories NV	193,508
7,455	National Oilwell Varco, Inc.(a)	214,033
5,660	Petroleo Brasileiro SA, ADR	172,460
6,610	Southwestern Energy Co.(a)	196,251

		1,065,568

	Financials (5.6%)
4,610	Assurant, Inc.	100,406
870	CME Group, Inc.	214,359
13,705	Fidelity National Financial, Inc., Class A	267,385

		582,150

	Health Care (15.1%)
9,510	Alexion Pharmaceuticals, Inc.(a)	358,147
3,481	Amedisys, Inc.(a)(b)	95,693
2,320	Celgene Corp.(a)	103,008
1,560	Cephalon, Inc.(a)(b)	106,236
11,600	Mylan, Inc.(a)	155,556
7,345	Myriad Genetics, Inc.(a)	333,977
5,570	NuVasive, Inc.(a)	174,786
7,515	Watson Pharmaceuticals, Inc.(a)	233,792

		1,561,195

	Industrials (5.5%)
2,835	Fluor Corp.	97,949
16,750	Quanta Services, Inc.(a)	359,287
2,190	Stericycle, Inc.(a)	104,529

		561,765

	Information Technology (29.8%)
15,060	Activision Blizzard, Inc.(a)	157,528

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — (continued)
18,830	Altera Corp.	$ 330,466
2,105	Baidu, Inc., ADR(a)	371,743
6,520	Equinix, Inc.(a)	366,098
6,050	InterDigital, Inc.(a)	156,211
19,625	Macrovision Solutions Corp.(a)	349,129
32,790	Nuance Communications, Inc.(a)	356,099
11,965	Sina China Corp.(a)	278,186
11,200	Synaptics, Inc.(a)(b)	299,712
11,550	Varian Semiconductor Equipment Associates, Inc.(a)	250,173
8,410	Xilinx, Inc.	161,136

		3,076,481

	Materials (4.1%)
6,780	Freeport-McMoRan Copper & Gold, Inc.	258,386
2,010	Monsanto Co.	167,031

		425,417

	Telecommunication Services (4.0%)
4,625	Leap Wireless International, Inc.(a)	161,274
14,675	MetroPCS Communications, Inc.(a)	250,649

		411,923

	Total Common Stocks (Cost $10,158,274)	9,595,788

INVESTMENT COMPANY (2.0%)

211,647	Federated Treasury Obligations Fund, Institutional Shares	211,647

	Total Investment Company (Cost $211,647)	211,647

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (3.5%)

$362,952	Pool of Various Securities(h)	358,841

	Total Securities Held as Collateral for Securities on Loan (Cost $362,952)	358,841

Total Investments — 98.5% (Cost $10,732,873)		10,166,276
Net Other Assets (Liabilities) — 1.5%		154,346

NET ASSETS — 100.0%		$10,320,622

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Equity VIF

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (72.5%)

67,397	BB&T Equity Income Fund, Institutional Class	$ 620,724
18,955	BB&T Equity Index Fund, Institutional Class	101,219
446,053	BB&T International Equity Fund, Institutional Class	1,592,408
72,199	BB&T Large Cap Fund, Institutional Class	566,763
89,695	BB&T Mid Cap Growth Fund, Institutional Class(a)	578,535
121,163	BB&T Mid Cap Value Fund, Institutional Class	892,971
28,496	BB&T Special Opportunities Equity Fund, Institutional Class	319,154
135,706	BB&T U.S. Treasury Money Market Fund, Institutional Class	135,706

	Total Affiliated Investment Companies (Cost $8,313,094)	4,807,480

EXCHANGE TRADED FUNDS (27.0%)

10,995	iShares Russell 2000 Index Fund	461,131
16,639	iShares S&P 500 Index Fund	1,324,797

	Total Exchange Traded Funds (Cost $3,022,571)	1,785,928

Total Investments — 99.5% (Cost $11,335,665)		6,593,408
Net Other Assets (Liabilities) — 0.5%		34,595

NET ASSETS — 100.0%		$6,628,003

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Special Opportunities Equity VIF

Schedule of Portfolio Investments

March 31, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (89.0%)

	Consumer Discretionary (8.4%)
77,000	Comcast Corp., Class A	$1,050,280
70,000	News Corp., Class A	463,400
27,000	Yum! Brands, Inc.(c)	741,960

		2,255,640

	Consumer Staples (4.8%)
11,000	Energizer Holdings, Inc.(a)(c)	546,590
77,527	Smithfield Foods, Inc.(a)(b)	733,405

		1,279,995

	Energy (12.8%)
11,400	Apache Corp.	730,626
25,000	Consol Energy, Inc.(c)	631,000
10,000	Halliburton Co.	154,700
50,000	Petroleo Brasileiro SA, ADR(c)	1,225,000
62,100	Weatherford International, Ltd.(a)	687,447

		3,428,773

	Financials (2.1%)
2,000	Markel Corp.(a)	567,760

	Health Care (17.9%)
30,000	Allscripts-Misys Healthcare Solutions, Inc.	308,700
33,000	Bristol-Myers Squibb Co.	723,360
23,000	McKesson Corp.	805,920
30,329	Medcath Corp.(a)	220,492
26,000	Teva Pharmaceutical Industries, Ltd., ADR	1,171,300
55,000	UnitedHealth Group, Inc.	1,151,150
13,000	Varian Medical Systems, Inc.(a)	395,720

		4,776,642

	Industrials (9.2%)
11,500	L-3 Communications Holdings, Inc.	779,700
50,000	Spirit Aerosystems Holdings, Inc., Class A(a)	498,500
25,000	SPX Corp.(c)	1,175,250

		2,453,450

	Information Technology (30.8%)
65,000	Activision Blizzard, Inc.(a)	679,900
63,000	Akamai Technologies, Inc.(a)(c)	1,222,200

Shares		Fair Value
COMMON STOCKS — (continued)

	Information Technology — (continued)
260,000	ARM Holdings PLC, ADR(b)	$ 1,149,200
60,000	Cisco Systems, Inc.(a)	1,006,200
57,000	Corning, Inc.	756,390
98,000	Dell, Inc.(a)	929,040
57,000	eBay, Inc.(a)	715,920
32,000	Harris Corp.	926,080
57,000	Symantec Corp.(a)(c)	851,580

		8,236,510

	Materials (3.0%)
62,000	Nalco Holding Co.	810,340

	Total Common Stocks (Cost $30,267,397)	23,809,110

INVESTMENT COMPANY (11.8%)

3,165,967	Federated Treasury Obligations Fund, Institutional Shares	3,165,967

	Total Investment Company (Cost $3,165,967)	3,165,967

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.9%)

$808,061	Pool of Various Securities(h)	773,655

	Total Securities Held as Collateral for Securities on Loan (Cost $808,061)	773,655

Total Investments — 103.7% (Cost $34,241,425)		27,748,732
Net Other Assets (Liabilities) — (3.7)%		(985,307)

NET ASSETS — 100.0%		$26,763,425

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Total Return Bond VIF

Schedule of Portfolio Investments March 31, 2009 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (3.2%)

$ 80,000	American Express Credit Account Master Trust, Series 2004-5, Class A, 0.646%, 4/16/12*(d)	$ 78,852
98,000	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 1A5, STEP, 5.416%, 5/25/33(e)	51,322
235,000	Honda Auto Receivables Owner Trust, Series 2008-1, Class A4, 4.880%, 9/18/14	237,446
115,000	MBNA Credit Card Master Note Trust, Series 2002-A8, Class A8, 1.244%, 12/15/11*(d)	114,207
75,000	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A4, 4.740%, 8/17/15	75,271
127,000	USAA Auto Owner Trust, Series 2008-1, Class A4, 4.500%, 10/15/13	127,556

	Total Asset Backed Securities (Cost $730,112)	684,654

COLLATERALIZED MORTGAGE OBLIGATIONS (0.9%)

211,038	Chase Mortgage Finance Corp., Series 2003-S7, Class A1, 0.922%, 8/25/18*	185,472

	Total Collateralized Mortgage Obligations (Cost $181,501)	185,472

COMMERCIAL MORTGAGE-BACKED SECURITIES (1.7%)

320,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/47	206,528
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	21,979
187,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 5.903%, 2/15/51*	128,836

	Total Commercial Mortgage-Backed Securities (Cost $421,490)	357,343

CORPORATE BONDS (23.8%)

	Consumer Discretionary (1.5%)
100,000	Comcast Corp., 6.950%, 8/15/37	93,121
48,000	Historic TW, Inc., 9.125%, 1/15/13	50,426
105,000	Time Warner Cable, Inc., 8.750%, 2/14/19	111,492
44,000	Time Warner, Inc., 5.875%, 11/15/16	41,642
30,000	Walt Disney Co. (The), 4.500%, 12/15/13	30,661

		327,342

	Consumer Staples (2.1%)
85,000	Altria Group, Inc., 9.250%, 8/6/19	90,882
217,000	CVS Caremark Corp., 4.875%, 9/15/14(d)	215,075
65,000	Kraft Foods, Inc., 6.125%, 2/1/18	65,147
61,000	PepsiCo, Inc., 7.900%, 11/1/18	74,948

		446,052

	Energy (1.3%)
105,000	ConocoPhillips, 5.750%, 2/1/19	105,696
68,000	Peabody Energy Corp., Series B, 6.875%, 3/15/13	66,300
120,000	Shell International Finance BV (Netherlands), 4.000%, 3/21/14	121,684

		293,680

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Financials (9.0%)
$250,000	Bank of America Corp., 5.125%, 11/15/14(d)	$ 213,588
81,000	Bank of America Corp., 5.750%, 12/1/17	68,023
200,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/1/18(d)	206,543
70,000	Citigroup, Inc., 4.125%, 2/22/10	67,565
28,000	ERP Operating LP, 5.125%, 3/15/16(b)	22,094
55,000	GATX Financial Corp., 5.125%, 4/15/10	52,038
475,000	General Electric Capital Corp., 5.625%, 5/1/18(d)	413,022
75,000	General Electric Capital Corp., Series MTN, 6.875%, 1/10/39	61,169
15,000	Goldman Sachs Group, Inc. (The), 5.300%, 2/14/12	14,474
115,000	Goldman Sachs Group, Inc. (The), 6.125%, 2/15/33(d)	95,774
137,000	Morgan Stanley, 4.250%, 5/15/10	133,201
253,000	Morgan Stanley, MTN, Series F, 6.625%, 4/1/18(d)	241,237
148,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14	110,817
70,000	Wachovia Corp., 4.375%, 6/1/10	68,029
178,000	Wells Fargo & Co., 5.625%, 12/11/17(d)	162,409

		1,929,983

	Health Care (0.7%)
78,000	Cardinal Health, Inc., 4.000%, 6/15/15	65,878
90,000	Laboratory Corp. of America Holdings, 5.625%, 12/15/15(d)	79,664

		145,542

	Industrials (2.3%)
175,000	Allied Waste North America, Inc., 6.875%, 6/1/17(d)	159,250
180,000	Corrections Corp. of America, 6.250%, 3/15/13(d)	172,350
60,000	Goodrich (BF) Corp., 6.290%, 7/1/16	60,084
110,000	L-3 Communications Corp., 5.875%, 1/15/15	102,025

		493,709

	Information Technology (4.8%)
131,000	Cisco Systems, Inc., 5.500%, 2/22/16	138,616
130,000	Hewlett-Packard Co., 6.500%, 7/1/12(d)	140,482
110,000	Hewlett-Packard Co., 5.400%, 3/1/17(d)	112,771
215,000	International Business Machines Corp., 5.700%, 9/14/17(d)	222,712
75,000	International Business Machines Corp., 8.000%, 10/15/38	89,125
192,000	Oracle Corp., 5.250%, 1/15/16(d)	195,769
50,000	Oracle Corp., 5.750%, 4/15/18	52,181
120,000	Xerox Corp., 6.350%, 5/15/18	89,400

		1,041,056

	Telecommunication Services (1.7%)
25,000	AT&T, Inc., 5.800%, 2/15/19	24,473
190,000	AT&T, Inc., 6.400%, 5/15/38(d)	169,045
38,000	Verizon Communications, Inc., 6.350%, 4/1/19	37,542
137,000	Verizon Communications, Inc., 7.350%, 4/1/39	133,446

		364,506

	Utilities (0.4%)
60,000	Duke Energy Corp., 6.250%, 6/15/18	58,216

Continued

BB&T Total Return Bond VIF

      Schedule of Portfolio Investments — (continued)

      March 31, 2009 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Utilities — (continued)
$ 24,000	Ohio Power Co., Series K, 6.000%, 6/1/16	$ 23,073

		81,289

	Total Corporate Bonds (Cost $5,341,824)	5,123,159

MORTGAGE-BACKED SECURITIES (56.2%)

	Fannie Mae(f) (37.1%)
20,852	4.500%, 10/1/18, Pool #752030	21,623
14,763	5.500%, 11/1/20, Pool #843972	15,436
12,975	5.500%, 12/1/20, Pool #831138	13,566
38,504	5.500%, 5/1/21, Pool #895628	40,257
47,960	5.500%, 6/1/21, Pool #831526	50,084
233,346	5.500%, 4/1/22, Pool #914937	243,559
47,898	5.000%, 10/1/25, Pool #255894	49,660
51,968	5.500%, 2/1/27, Pool #256600	54,173
227,263	5.500%, 1/1/34, Pool #757571	236,869
47,634	6.000%, 9/1/34, Pool #790912	49,951
55,970	6.500%, 9/1/34, Pool #796569	59,231
24,904	7.000%, 6/1/35, Pool #255820	26,585
99,769	5.000%, 11/1/35, Pool #842402	103,175
23,197	5.500%, 2/1/36, Pool #256101	24,127
312,515	6.000%, 6/1/36, Pool #886959	326,984
61,168	5.500%, 12/1/36, Pool #922224	63,562
299,894	5.500%, 12/1/36, Pool #928043	311,632
57,259	6.000%, 12/1/36, Pool #902054	59,910
119,893	5.000%, 1/1/37, Pool #920727	123,874
241,863	5.500%, 1/1/37, Pool #256552	251,330
53,113	6.000%, 1/1/37, Pool #906095	55,572
103,131	5.000%, 3/1/37, Pool #911395	106,534
408,681	5.500%, 3/1/37, Pool #888221	424,676
50,126	6.000%, 4/1/37, Pool #914725	52,412
79,381	6.000%, 7/1/37, Pool #256800	83,002
557,044	6.500%, 7/1/37, Pool #941315	587,471
334,840	5.500%, 9/1/37, Pool #888638	347,874
377,823	6.000%, 9/1/37, Pool #952420	395,058
14,334	6.000%, 9/1/37, Pool #955005	14,988
200,575	5.000%, 3/1/38, Pool #929182	207,192
136,514	5.500%, 3/1/38, Pool #969064	141,828
503,672	4.500%, 4/1/38, Pool #933828	515,316
223,631	5.000%, 5/1/38, Pool #933811	231,009
253,930	5.000%, 5/1/38, Pool #981481	262,307
593,904	5.500%, 5/1/38, Pool #973968	617,024
229,348	5.500%, 7/1/38, Pool #889685	238,276
93,160	5.500%, 7/1/38, Pool #934323	96,787
150,417	5.000%, 10/1/38, Pool #992154	155,379
672,704	5.000%, 11/1/38, Pool #995074	694,897
585,960	4.500%, 1/1/39, Pool #AA0841	599,506
29,841	4.500%, 2/1/39, Pool #930492	30,531

		7,983,227

	Freddie Mac(f) (17.8%)
68,555	6.000%, 10/1/19, Pool #G11679	71,998
35,961	5.500%, 10/1/21, Pool #G12425	37,543
56,152	5.000%, 1/1/22, Pool #J04202	58,289
99,584	5.000%, 5/1/22, Pool #J04788	103,373
254,658	5.000%, 8/1/22, Pool #J05384	264,348
37,253	4.500%, 6/1/35, Pool #G01842	38,080
31,721	5.500%, 7/1/35, Pool #A36540	32,987
17,921	6.000%, 7/1/35, Pool #A36304	18,765
18,073	5.500%, 12/1/35, Pool #A40359	18,794

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Freddie Mac(f) — (continued)
$ 54,817	5.500%, 2/1/36, Pool #G08111	$ 56,944
39,888	5.500%, 4/1/36, Pool #A44445	41,436
150,379	6.000%, 9/1/36, Pool #A52325	157,412
25,309	5.500%, 12/1/36, Pool #A80368	26,291
105,532	5.881%, 12/1/36, Pool #1J1390*	109,914
85,291	5.500%, 4/1/37, Pool #G08192	88,596
53,543	6.000%, 4/1/37, Pool #A58853	56,039
46,168	5.000%, 6/1/37, Pool #G03094	47,668
161,558	6.000%, 8/1/37, Pool #A64067	169,088
70,600	5.500%, 9/1/37, Pool #G03202	73,335
49,023	5.749%, 9/1/37, Pool #1Q0319*	50,871
168,913	6.500%, 12/1/37, Pool #A69955	178,276
34,575	5.500%, 1/1/38, Pool #A71523	35,915
130,000	5.500%, 1/1/38, Pool #G04507	135,036
104,694	5.210%, 4/1/38, Pool #783255*	109,003
233,077	5.500%, 6/1/38, Pool #A77678	242,107
179,675	5.500%, 7/1/38, Pool #A78982	186,636
125,252	5.500%, 7/1/38, Pool #A79017	130,105
72,993	5.500%, 7/1/38, Pool #G04388	75,821
148,313	4.500%, 9/1/38, Pool #G04953	151,575
69,845	6.000%, 9/1/38, Pool #A81453	73,097
299,086	4.000%, 1/1/39, Pool #A84293	301,026
265,041	4.500%, 1/1/39, Pool #A84147	270,870
304,219	4.500%, 1/1/39, Pool #A84268	310,910
109,475	4.500%, 2/1/39, Pool #A84295	111,883

		3,834,031

	Ginnie Mae (1.3%)
74,740	5.000%, 12/15/38, Pool #702756	77,652
187,000	5.000%, 4/15/39(g)	193,895

		271,547

	Total Mortgage-Backed Securities (Cost $11,695,861)	12,088,805

MUNICIPAL BONDS (5.2%)

	California (0.2%)
30,000	Los Angeles Harbor Department, Crossover
	Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	30,991

	District of Columbia (0.3%)
70,000	Metropolitan Washington Airports Authority, Refunding Revenue Bonds, Series D (NATL-RE), 5.000%, 10/1/11	72,876

	Florida (0.6%)
135,000	Greater Orlando Aviation Authority, FL, Port, Airport & Marina Improvements Revenue, Series A, Callable 10/1/09 @ 101 (NATL-RE FGIC), 5.250%, 10/1/12	136,980

	Illinois (0.6%)
45,000	Chicago Board of Education, IL, Refunding Bonds G.O., Series A (AMBAC), 5.500%, 12/1/19	49,445
60,000	Illinois State, Refunding Bonds G.O., Series B, 5.000%, 1/1/15	66,794

		116,239

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Iowa (0.9%)
$250,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Series E, Taxable, Callable 4/13/09 @ 100 (AMBAC, GTD STD LNS), 15.591%, 12/1/31*(e)(h)	$ 182,500

	New Jersey (0.9%)
300,000	Higher Education Student Assistance Authority, NJ, Student Loan Revenue, Series A (NATL-RE, GTD STD LNS), 1.103%, 6/1/36*(e)(h)	186,000

	New York (0.3%)
70,000	New York & New Jersey Port Authority, Port, Airport & Marina Improvements Revenue, Series 122, Callable 5/1/09 @ 101 (General Obligation of Authority), 5.500%, 7/15/15	70,765

	Pennsylvania (0.9%)
175,000	Commonwealth of Pennsylvania, Public Improvements G.O., First Series, 5.000%, 5/15/15	199,934

	Virginia (0.5%)
100,000	Virginia Public Building Authority, VA, Public Improvements Revenue, Series C, 5.000%, 8/1/15	114,292

	Total Municipal Bonds (Cost $1,281,897)	1,110,577

U.S. TREASURY NOTES (3.0%)

471,000	5.500%, 8/15/28(d)	594,417
50,000	4.500%, 5/15/38(d)	58,375

	Total U.S. Treasury Notes (Cost $582,887)	652,792

Principal Amount		Fair Value
FOREIGN GOVERNMENT BONDS (0.2%)

	Brazil (0.2%)
$ 55,000	Brazilian Government International Bond, 6.000%, 1/17/17	$ 54,862

	Total Foreign Government Bonds (Cost $55,926)	54,862

SUPRANATIONAL BONDS (1.3%)

40,000	European Investment Bank, 2.375%, 3/14/14	39,442
115,000	International Bank for Reconstruction & Development, 2.000%, 4/2/12	114,637
130,000	Kreditanstalt fuer Wiederaufbau (Germany), 3.500%, 3/10/14	130,654

	Total Supranational Bonds (Cost $286,475)	284,733

Shares
INVESTMENT COMPANY (5.4%)

1,157,971	Federated Treasury Obligations Fund, Institutional Shares	1,157,971

	Total Investment Company (Cost $1,157,971)	1,157,971

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.0%)

$21,060	Pool of Various Securities(h)	3,071

	Total Securities Held as Collateral for Securities on Loan (Cost $21,060)	3,071

Total Investments — 100.9% (Cost $21,757,004)		21,703,439
Net Other Assets (Liabilities) — (0.9)%		(186,403)

NET ASSETS — 100.0%		$21,517,036

Futures	Contracts	Unrealized Appreciation
Long
U.S. Treasury Two Year Note, June 2009	5	$ 5,143
U.S. Treasury Ten Year Note, June 2009	6	9,315
U.S. Treasury Thirty Year Bond, June 2009	2	12,714

Total Long Contracts		$27,172

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

Schedule of Portfolio Investments

Notes to Schedules of Portfolio Investments

March 31, 2009 (Unaudited)

(a) Represents non-income producing security.

(b) Represents that all or a portion of the security was on loan as of March 31, 2009.

(c) Security held as collateral for written call option.

(d) Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis or for futures contracts.

(e) Illiquid security.

(f)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(g)

Represents a security purchased on a when-issued basis. At March 31, 2009, total cost of investments purchased on a when-issued basis for the BB&T Total Return Bond VIF was $190,623, or 0.89% of net assets.

(h) Security was fair valued by the Pricing Committee in accordance with procedures adopted by the Board of Trustees.

*

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2009. The maturity date reflected is the final maturity date.

ADR — American Depository Receipt

AMBAC — Insured by AMBAC Indemnity Corp.

CR — Custodial Receipts

FGIC — Insured by the Financial Guaranty Insurance Corp.

G.O. — General Obligation

GTD STD LNS — Guaranteed Student Loans

MTN — Medium Term Note

RE — Reinsurance

STEP — Step Coupon Bond

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments

March 31, 2009 (Unaudited)

1.	Organization:

The BB&T Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of the BB&T Large Cap VIF, the BB&T Mid Cap Growth VIF, the BB&T Capital Manager Equity VIF, the BB&T Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. The BB&T Capital Manager Equity VIF invests primarily in underlying mutual funds as opposed to individual securities.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, U.S. Government agency securities, futures and options, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including the affiliated funds invested in by the Capital Manager Equity VIF, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially affects the furnished price) will be valued at fair value determined in good faith by the Pricing Committee under the general supervision of the Board.

Recent accounting standard — In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133” (“SFAS No. 161”). SFAS No. 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is continuing to evaluate the impact, if any, that adoption of SFAS No. 161 may have on the financial statements.

Financial Accounting Standard Board — SFAS No. 157 “Fair Value Measurement” (“SFAS No. 157”) — SFAS No. 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2009 is as follows:

Funds
Assets: Investments in Securities	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
BB&T Large Cap VIF	$28,366,381	$60,776	$—	$28,427,157
BB&T Mid Cap Growth VIF	9,807,435	356,963	1,878	10,166,276
BB&T Capital Manager Equity VIF	6,457,702	135,706	—	6,593,408
BB&T Special Opportunities Equity VIF	26,975,277	770,450	3,205	27,748,932
BB&T Total Return Bond VIF	1,157,971	20,172,064	373,404	21,703,439

Other*
BB&T Total Return Bond VIF	$4,625	$—	$—	$4,625

Liabilities:
Other*
BB&T Special Opportunities Equity VIF	$66,690	$3,938	$—	$70,628

* Other financial instruments are derivative investments, such as futures and written options.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	BB&T Large Cap VIF	BB&T Mid Cap Growth VIF	BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Balance as of 12/31/08 (market value)	$ 2,682	$2,206	$ 6,566	$375,002
Transfers in and/or out of Level 3	(2,682)	(328)	(3,361)	(1,598)

Balance as of 3/31/09 (market value)	$ —	$1,878	$ 3,205	$373,404

Securities Transactions and Related Income — During the period, securities transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Large Cap VIF, the Mid Cap Growth VIF, and the Special Opportunities Equity VIF may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller under these types of agreements is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls.

Futures Contracts — The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities that the respective Funds intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Option Contracts — The Funds (excluding the Total Return Bond VIF) may write (sell) “covered” call options and purchase options to close out options previously written by it. The BB&T Large Cap VIF, the BB&T Mid Cap Growth VIF, the BB&T Capital Manager Equity VIF, the BB&T Special Opportunities Equity VIF may buy put options for the purpose of hedging, A call option gives the purchaser of the option the right (but not the obligation) to purchase, and obligates the seller to sell (when the option is exercised) the underlying position at a specified price (the exercise price) at any time or at a specified time during the option period. In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security. Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value.

Subject to its investment objective and policies, a Fund may write covered call options for hedging and risk management purposes and to generate additional premium income for the Funds. This premium income will serve to enhance each Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of a Fund’s advisor or sub-advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Funds. The BB&T Large Cap VIF, the BB&T Mid Cap Growth VIF, the BB&T Capital Manager Equity VIF, the BB&T Special Opportunities Equity VIF may purchase call options for the purpose of hedging.

The following is a summary of written options outstanding as of March 31, 2009:

	BB&T Special Opportunities Equity VIF
Security	Number of Contracts	Fair Value
Akamai Technologies, Inc., $22.50, 05/16/09	100	$ (8,000)
Consol Energy, Inc., $45.00, 07/18/09	230	(10,350)
Energizer Holdings, Inc., $60.00, 05/16/09	100	(7,000)
Petroleo Brasileiro SA, ADR, $30.00, 06/20/09	500	(40,000)
SPX Corp., $60.00, 04/18/09	134	(1,340)
SPX Corp., $65.00, 04/18/09*	116	(1,508)
Symantec Corp., $20.00, 04/18/09*	226	(1,130)
Yum! Brands, Inc., $40.00, 04/18/09*	260	(1,300)

	1,666	$(70,628)

* Security was valued under methods approved by the Board of Trustees.

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable letters of credit, U.S. dollar cash or other forms of collateral as may be agreed to between the Trust and Mellon Bank, N.A., the lending agent (“Mellon”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of a Fund’s securities to a borrower, Mellon is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the cost of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. The Funds bear all of the gains and losses on such investments. Cash collateral received by several Funds at March 31, 2009 was invested in the BNY Institutional Cash Reserve Fund (“ICRF”) Series A, B, and C, an unregistered investment pool managed by Mellon, which was invested in various pool securities, Lehman Brothers and White Pine Finance, LLC.

The net asset value of a Fund may be affected by an increase or decrease in the value of the securities loaned or by an increase or decrease in the value of the ICRF or any other investment vehicle in which cash collateral may be invested. At March 31, 2009, the ICRF held investments in Lehman Brothers (Series B) and White Pine Finance LLC (Series C), both of which had defaulted on their obligations during the period. These defaults resulted in the value of the ICRF being less than the amount of collateral owed back to the borrowing brokers. The difference between the value of the collateral investments in the ICRF and what is owed to the borrowing brokers negatively the affects net asset value of these Funds.

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. As the securities lending agent for the Funds, Mellon receives for its services 20% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. At March 31, 2009, the following Funds had loans outstanding:

	Value of Loaned Securities	Cost of Cash Collateral	Value of Cash Collateral	Average Value on Loan for the Period Ended March 31, 2009
BB&T Large Cap VIF	$ 76,444	$ 87,000	$ 60,776	$340,830
BB&T Mid Cap Growth VIF	366,858	362,952	358,841	379,612
BB&T Special Opportunities Equity VIF	720,030	808,061	773,655	716,974
BB&T Total Return Bond VIF	2,051,553	21,060	3,071	135,642

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC, and MBIA).

Distributions to Shareholders — Distributions from net investment income are declared and paid quarterly for the Funds, with the exception of the BB&T Total Return Bond VIF, for which dividends from net investment income are declared daily and paid monthly. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital or return of capital.

Other — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to both the Funds and the BB&T Funds are allocated across Funds and BB&T Funds, based upon relative net assets or on another reasonable basis.

3.	Federal Tax Information:

The Funds adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes. FIN48 was applied to all open tax years (December 2005 - December 2008). The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds. As of and during the period ended March 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

For federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of December 31, 2008, which are available to offset future capital gains:

	Amount	Expires
BB&T Large Cap VIF	$21,055,133	2016
BB&T Mid Cap Growth VIF	609,632	2016
BB&T Capital Manager Equity VIF	2,272,242	2016
BB&T Total Return Bond VIF	73,894	2013
BB&T Total Return Bond VIF	62,902	2014
BB&T Total Return Bond VIF	78,797	2016

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

March 31, 2009 (Unaudited)

Under current tax law, capital losses after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated on the first business day of the fiscal year ending December 31, 2008:

Post- October Losses
BB&T Large Cap VIF	$594,486
BB&T Mid Cap Growth VIF	1,849,892
BB&T Capital Manager Equity VIF	334,236
BB&T Special Opportunities VIF	2,521,166
BB&T Total Return Bond VIF	234,451

At March 31, 2009, the book cost, which approximates federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BB&T Large Cap VIF	$33,725,265	$1,649,027	$(7,007,911)	$(5,358,884)
BB&T Mid Cap Growth VIF	10,369,921	613,265	(1,175,751)	(562,486)
BB&T Capital Manager Equity VIF	11,335,665	—	(4,742,257)	(4,742,257)
BB&T Special Opportunities Equity VIF	33,433,364	1,734,412	(8,192,699)	(6,458,287)
BB&T Total Return Bond VIF	21,735,944	552,722	(588,296)	(35,574)

Item 2.  Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Variable Insurance Funds

By (Signature and Title)*	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date	5/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date	5/28/09

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)

Date	5/28/09

* Print the name and title of each signing officer under his or her signature.